Shareholder Fees {- Fidelity Health Savings Fund}	Nov. 28, 2020 USD ($)
09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-02 | Fidelity Health Savings Fund
Shareholder Fees:
(fees paid directly from your investment)	none